Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$31,863,489.54	0.2109047	$20,306,058.45	0.1344060	$11,557,431.09
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$105,013,489.54	0.0694888	$93,456,058.45	0.0618411	$11,557,431.09

Weighted Avg. Coupon (WAC)	4.62%		4.65%
Weighted Avg. Remaining Maturity (WARM)	18.74		17.90
Pool Receivables Balance	$136,919,835.01		$125,266,375.96
Remaining Number of Receivables	24,080		22,943

Adjusted Pool Balance	$136,140,686.35		$124,583,255.26

III. COLLECTIONS

Principal:
Principal Collections	$11,304,900.35
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$292,580.38
Total Principal Collections	$11,597,480.73

Interest:
Interest Collections	$527,796.90
Late Fees & Other Charges	$47,681.83
Interest on Repurchase Principal	$-
Total Interest Collections	$575,478.73

Collection Account Interest	$2,891.75
Reserve Account Interest	$2,123.23
Servicer Advances	$-

Total Collections	$12,177,974.44

1 of 3

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$12,177,974.44
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$19,959,773.64

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$114,099.86	$-	$114,099.86	$114,099.86
Collection Account Interest					$2,891.75
Late Fees & Other Charges					$47,681.83
Total due to Servicer					$164,673.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$19,383.62		$19,383.62

Total Class A interest:		$19,383.62		$19,383.62	$19,383.62

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$11,915,993.54

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$11,557,431.09

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$11,557,431.09
Class A Notes Total:	$11,557,431.09	$11,557,431.09
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$11,557,431.09	$11,557,431.09

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			358,562.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$779,148.66
Beginning Period Amount	$779,148.66
Current Period Amortization	$96,027.96
Ending Period Required Amount	$683,120.70
Ending Period Amount	$683,120.70
Next Distribution Date Amount	$594,899.50

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	22.86%	24.99%	24.99%

2 of 3

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.34%	22,333	95.98%	$120,228,568.23
30 - 60 Days	2.14%	490	3.20%	$4,009,559.92
61 - 90 Days	0.44%	100	0.71%	$884,763.33
91-120 Days	0.09%	20	0.11%	$143,484.48
121 + Days	0.00%	0	0.00%	$-
Total		22,943		$125,266,375.96

Delinquent Receivables 30+ Days Past Due
Current Period	2.66%	610	4.02%	$5,037,807.73
1st Preceding Collection Period	2.62%	632	3.90%	$5,339,401.61
2nd Preceding Collection Period	2.38%	604	3.54%	$5,271,218.46
3rd Preceding Collection Period	2.13%	570	3.20%	$5,185,759.59
Four-Month Average	2.45%		3.67%

Repossession in Current Period		26		$209,247.35
Repossession Inventory		45		$108,346.41

Current Charge-Offs
Gross Principal of Charge-Offs				$348,558.70
Recoveries				$(292,580.38)
Net Loss				$55,978.32

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.49%

Average Pool Balance for Current Period				$131,093,105.49

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.51%
1st Preceding Collection Period				-0.08%
2nd Preceding Collection Period				0.42%
3rd Preceding Collection Period				-0.29%
Four-Month Average				0.14%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	34	2,564	$36,904,829.16
Recoveries	38	2,390	$(24,216,332.33)
Net Loss			$12,688,496.83
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	23	2,107	$12,852,985.37
Average Net Loss for Receivables that have experienced a Net Loss			$6,100.14

Principal Balance of Extensions			$844,223.97
Number of Extensions			97

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3